CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	346,678,800	308,519,768	269,599,615
Common stock, shares outstanding	346,678,800	308,519,768	269,599,615
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	0
Convertible preferred stock, shares issued	0	1,287	0
Convertible preferred stock, shares outstanding	0	1,287	0
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,000	0
Convertible preferred stock, shares issued	2,000	0
Convertible preferred stock, shares outstanding	2,000	0